Summary of Reconciliation of Accumulated Other Comprehensive Income (Loss) (Details) - CAD ($) $ in Millions	12 Months Ended
	Oct. 31, 2021	Oct. 31, 2020	Oct. 31, 2019
Cash flow hedges [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	$ 2,566	$ 5,131	$ 1,981
Cash flow hedges [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(2,565)	3,150
Cash flow hedges [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(869)	1,796
Cash flow hedges [member] | Accumulated Other Comprehensive Income De Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	3,435	3,335
Cash flow hedges [member] | Interest rate risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	2,372	5,216	1,603
Cash flow hedges [member] | Interest rate risk [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(2,844)	3,613
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	(1,063)	1,881
Cash flow hedges [member] | Interest rate risk [member] | Accumulated Other Comprehensive Income De Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	3,435	3,335
Cash flow hedges [member] | Currency risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	123	(40)	353
Cash flow hedges [member] | Currency risk [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	163	(393)
Cash flow hedges [member] | Currency risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	123	(40)
Cash flow hedges [member] | Equity price risk [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	71	(45)	25
Cash flow hedges [member] | Equity price risk [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	116	(70)
Cash flow hedges [member] | Equity price risk [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Total cash flow hedges	71	(45)
Hedges of net investment in foreign operations [member] | Accumulated other comprehensive income (loss) [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	(1,177)	(3,826)	$ (5,509)
Hedges of net investment in foreign operations [member] | Net Change In Other Comprehensive Income Loss [member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	2,649	1,683
Hedges of net investment in foreign operations [member] | Accumulated Other Comprehensive Income Designated Hedge [Member]
Disclosure of detailed information about hedges [line items]
Foreign translation risk	$ (1,177)	$ (3,826)